Accounting Policies - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2022
Trademarks
Intangible Assets and Goodwill
Estimated useful lives	4 years
Licenses | Bottom Of Range
Intangible Assets and Goodwill
Estimated useful lives	3 years
Licenses | Top Of Range
Intangible Assets and Goodwill
Estimated useful lives	10 years
Subscriber lists | Bottom Of Range
Intangible Assets and Goodwill
Estimated useful lives	4 years
Subscriber lists | Top Of Range
Intangible Assets and Goodwill
Estimated useful lives	5 years
Payments for renewal of concessions
Intangible Assets and Goodwill
Estimated useful lives	20 years
Other intangible assets | Bottom Of Range
Intangible Assets and Goodwill
Estimated useful lives	3 years
Other intangible assets | Top Of Range
Intangible Assets and Goodwill
Estimated useful lives	20 years